Accounts Receivable, Net	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of March 31, 2024	As of March 31, 2023
Accounts receivable	$1,482,743	$1,328,980
Less: allowance for doubtful accounts	(443,163)	(535,768)
Total accounts receivable, net	$1,039,580	$793,212

Provisions for doubtful accounts were $443,163, $535,768 and $1,122,743 for the years ended March 31, 2024, 2023 and 2022, respectively.